CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 1,799,263	$ 8,901,875
Prepaid expenses	102,416	58,078
Total current assets	1,901,679	8,959,953
PROPERTY AND EQUIPMENT, NET	0	0
OTHER ASSETS:
Operating lease - right of use asset	189,282	27,225
Security deposit	32,058	3,000
Total other assets	221,340	30,225
TOTAL ASSETS	2,123,019	8,990,178
CURRENT LIABILITIES:
Accounts payable	490,670	654,333
Current portion of long-term operating lease	99,259	15,178
Convertible debentures payable	240,000	240,000
Deferred R&D obligations - participation agreements	525,904	1,106,320
Deferred R&D obligations - participation agreements related parties	175,427	369,037
Accrued interest	98,286	95,886
Accrued liabilities - payroll and directors fees	398,176	467,215
Total current liabilities	2,027,722	2,947,969
LONG TERM LIABILITIES:
Long-term operating lease, net of current portion	105,919	0
Total long-term liabilities	105,919	0
TOTAL LIABILITIES	2,133,641	2,947,969
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, $0.001 par value, 150,000,000 and 150,000,000 shares authorized as of December 31, 2022 and December 31, 2021; 9,419,660 and 9,419,660 issued and outstanding at December 31, 2022, and December 31, 2021, respectively	9,420	9,420
Additional paid-in capital	115,784,488	113,092,026
Accumulated deficit	(115,804,530)	(107,059,237)
Total stockholders' equity (deficit)	(10,622)	6,042,209
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,123,019	$ 8,990,178